Derivatives - Summary of Nominal Amount and Fair Value of Credit Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
At January 1, 2024	€ 4,043
At December 31, 2024	3,851	€ 4,043
At January 1, 2024	71
At December 31, 2024	68	71
CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
At January 1, 2024	4,043	4,820
Increase/(Decrease) during the year	(192)	(778)
At December 31, 2024	3,851	4,043
At January 1, 2024	71	28
Increase/(Decrease) during the year	(2)	43
At December 31, 2024	€ 68	€ 71